Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
August 31, 2023
EPG-NPRT3-1023
1.805739.119
Common Stocks - 98.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.1%
Entertainment - 4.7%
Netflix, Inc. (a)	298,142	129,298
Universal Music Group NV	5,281,091	130,935
Warner Music Group Corp. Class A	2,584,478	86,063
		346,296
Interactive Media & Services - 5.4%
Alphabet, Inc. Class A (a)	2,883,662	392,668
Epic Games, Inc. (a)(b)(c)	3,289	2,048
		394,716
Media - 0.0%
Innovid Corp. (a)	11,235	13
TOTAL COMMUNICATION SERVICES		741,025
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.8%
BYD Co. Ltd. (H Shares)	952,871	29,930
Ferrari NV	101,711	32,318
		62,248
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	2,017,628	278,453
Dollarama, Inc.	56,000	3,631
MercadoLibre, Inc. (a)	50,702	69,581
		351,665
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	403,782	53,118
Booking Holdings, Inc. (a)	13,900	43,160
Flutter Entertainment PLC (a)	332,882	60,766
Kura Sushi U.S.A., Inc. Class A (a)	107,500	9,392
		166,436
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	12,123,162	4
Specialty Retail - 2.0%
Five Below, Inc. (a)	272,343	46,832
Floor & Decor Holdings, Inc. Class A (a)	222,956	22,229
TJX Companies, Inc.	869,668	80,427
		149,488
Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA Series A	10,550	1,496
LVMH Moet Hennessy Louis Vuitton SE	50,628	42,814
On Holding AG (a)	11,400	329
Samsonite International SA (a)(d)	12,178,276	40,763
		85,402
TOTAL CONSUMER DISCRETIONARY		815,243
CONSUMER STAPLES - 1.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	52,768	19,283
Monster Beverage Corp.	1,156,590	66,400
		85,683
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	160,453	25,758
Kenvue, Inc.	153,500	3,538
		29,296
TOTAL CONSUMER STAPLES		114,979
ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	1,076,649	38,964
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	656,300	107,108
New Fortress Energy, Inc.	458,132	14,220
Range Resources Corp.	1,212,756	39,269
Reliance Industries Ltd.	3,002,705	87,384
Southwestern Energy Co. (a)	1,765,100	11,967
		259,948
TOTAL ENERGY		298,912
FINANCIALS - 5.9%
Banks - 0.0%
HDFC Bank Ltd. (a)	160,292	3,038
Capital Markets - 1.4%
CME Group, Inc.	492,218	99,763
Financial Services - 3.0%
Block, Inc. Class A (a)	1,089,644	62,818
Jio Financial Services Ltd.	3,002,705	8,477
MasterCard, Inc. Class A	326,543	134,745
One97 Communications Ltd. (a)	562,300	5,805
Rocket Companies, Inc. (a)(e)	1,051,700	11,232
		223,077
Insurance - 1.5%
Arthur J. Gallagher & Co.	264,939	61,063
BRP Group, Inc. (a)	632,393	16,815
Marsh & McLennan Companies, Inc.	163,280	31,838
		109,716
TOTAL FINANCIALS		435,594
HEALTH CARE - 15.3%
Biotechnology - 5.9%
2seventy bio, Inc. (a)	57,100	296
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,000,100	250
rights (a)(c)	1,000,100	110
Affimed NV (a)	337,485	184
Alnylam Pharmaceuticals, Inc. (a)	237,876	47,057
Arcellx, Inc. (a)	42,000	1,505
Beam Therapeutics, Inc. (a)	45,900	1,064
Cytokinetics, Inc. (a)	138,100	4,825
Evelo Biosciences, Inc. (a)(e)	13,410	89
Galapagos NV sponsored ADR (a)	404,332	15,320
Gamida Cell Ltd. (a)	1,895,116	2,236
Gamida Cell Ltd. warrants 4/21/28 (a)	354,200	178
Genmab A/S (a)	29,000	11,111
Hookipa Pharma, Inc. (a)	669,700	439
Immunocore Holdings PLC ADR (a)	155,788	8,766
Insmed, Inc. (a)	637,949	13,965
Legend Biotech Corp. ADR (a)	158,800	11,014
Regeneron Pharmaceuticals, Inc. (a)	76,271	63,037
Repligen Corp. (a)	161,904	28,157
Rubius Therapeutics, Inc. (a)(e)	80,596	1
Seagen, Inc. (a)	308,512	63,575
Seres Therapeutics, Inc. (a)	235,000	811
Synlogic, Inc. (a)	647,800	317
Vertex Pharmaceuticals, Inc. (a)	449,496	156,577
Vor Biopharma, Inc. (a)	474,939	1,187
XOMA Corp. (a)	291,100	4,081
		436,152
Health Care Equipment & Supplies - 1.6%
Axonics Modulation Technologies, Inc. (a)	117,800	6,750
Boston Scientific Corp. (a)	1,703,027	91,861
Inspire Medical Systems, Inc. (a)	32,800	7,442
Insulet Corp. (a)	5,000	959
Penumbra, Inc. (a)	48,840	12,918
		119,930
Health Care Providers & Services - 2.0%
HealthEquity, Inc. (a)	1,010,431	68,255
Option Care Health, Inc. (a)	46,500	1,620
UnitedHealth Group, Inc.	169,388	80,727
		150,602
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	304,700	7,384
Simulations Plus, Inc. (e)	94,400	4,200
		11,584
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	58,400	7,070
Bio-Techne Corp.	240,535	18,858
Bruker Corp.	466,008	30,570
Charles River Laboratories International, Inc. (a)	115,751	23,940
Codexis, Inc. (a)	780,804	1,359
Danaher Corp.	136,839	36,262
Sartorius Stedim Biotech	95,363	27,103
Thermo Fisher Scientific, Inc.	81,856	45,602
		190,764
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	156,900	1,174
AstraZeneca PLC sponsored ADR	573,017	38,862
Eli Lilly & Co.	302,868	167,849
Nuvation Bio, Inc. (a)	186,501	306
Revance Therapeutics, Inc. (a)	509,024	8,974
		217,165
TOTAL HEALTH CARE		1,126,197
INDUSTRIALS - 13.2%
Aerospace & Defense - 0.3%
Spirit AeroSystems Holdings, Inc. Class A (e)	950,089	20,256
Electrical Equipment - 1.5%
Bloom Energy Corp. Class A (a)(e)	87,000	1,304
Eaton Corp. PLC	397,665	91,610
Hubbell, Inc. Class B	58,451	19,058
		111,972
Ground Transportation - 3.6%
Uber Technologies, Inc. (a)	5,664,936	267,555
Industrial Conglomerates - 1.5%
General Electric Co.	939,071	107,486
Machinery - 2.1%
Energy Recovery, Inc. (a)	287,700	7,820
Ingersoll Rand, Inc.	1,084,978	75,525
Parker Hannifin Corp.	115,031	47,956
Westinghouse Air Brake Tech Co.	179,157	20,159
		151,460
Passenger Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	340,487	33,793
Professional Services - 2.9%
Equifax, Inc.	471,201	97,397
KBR, Inc.	1,284,240	79,006
TransUnion Holding Co., Inc.	423,522	34,398
		210,801
Trading Companies & Distributors - 0.9%
Ferguson PLC	392,977	63,945
TOTAL INDUSTRIALS		967,268
INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment, Instruments & Components - 1.3%
Flex Ltd. (a)	1,896,645	52,328
Jabil, Inc.	348,251	39,847
		92,175
IT Services - 2.0%
Gartner, Inc. (a)	63,149	22,082
MongoDB, Inc. Class A (a)	205,507	78,360
Shopify, Inc. Class A (a)	450,778	29,972
Snowflake, Inc. (a)	125,082	19,619
		150,033
Semiconductors & Semiconductor Equipment - 14.2%
Aixtron AG	705,438	26,849
Allegro MicroSystems LLC (a)	248,336	9,499
ASML Holding NV (depository receipt)	53,743	35,499
BE Semiconductor Industries NV	372,303	42,833
eMemory Technology, Inc.	36,000	2,051
KLA Corp.	86,832	43,578
Marvell Technology, Inc.	258,600	15,063
Monolithic Power Systems, Inc.	43,729	22,792
NVIDIA Corp.	1,211,166	597,771
NXP Semiconductors NV	290,038	59,667
Silicon Laboratories, Inc. (a)	7,020	947
SiTime Corp. (a)(e)	280,083	37,164
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,166,712	109,169
Universal Display Corp.	254,023	41,294
		1,044,176
Software - 15.6%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	2,071,818	5,076
Confluent, Inc. (a)	1,180,707	39,070
HubSpot, Inc. (a)	101,254	55,337
Manhattan Associates, Inc. (a)	241,992	49,032
Microsoft Corp.	2,521,937	826,596
NICE Ltd. sponsored ADR (a)	124,131	24,181
Oracle Corp.	968,841	116,639
ServiceNow, Inc. (a)	42,513	25,033
Volue A/S (a)	1,207,600	2,595
		1,143,559
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,724,951	324,067
TOTAL INFORMATION TECHNOLOGY		2,754,010
MATERIALS - 0.0%
Chemicals - 0.0%
Aspen Aerogels, Inc. (a)(e)	510,800	3,111
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	82,400	2,095
TOTAL COMMON STOCKS (Cost $4,823,514)		7,258,434

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	111,100	463
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	367,427	900
Series D (b)(c)	3,611,038	8,847
		9,747
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	76,285	1,838
Series C3 (a)(b)(c)	95,356	2,298
Series C4 (a)(b)(c)	27,230	656
Series C5 (a)(b)(c)	53,844	1,298
		6,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,908)		16,300

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,619)	1,619	1,619

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (h)	70,898,177	70,912
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	28,105,593	28,108
TOTAL MONEY MARKET FUNDS (Cost $99,020)		99,020

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,949,061)	7,375,373
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(30,096)
NET ASSETS - 100.0%	7,345,277

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,431,000 or 0.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,763,000 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	2,424

ASAPP, Inc. Series D	8/29/23	13,944

Blu Investments LLC	5/21/20	21

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Evolent Health, Inc.	3/28/23	8,836

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Illuminated Holdings, Inc. 0%	6/14/23	1,619

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	121,727	1,677,153	1,727,968	4,258	-	-	70,912	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	30,152	324,190	326,234	574	-	-	28,108	0.1%
Total	151,879	2,001,343	2,054,202	4,832	-	-	99,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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